UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON August 12, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON August 15, 2004.

Report for the Calendar Year or Quarter Ended:     June 31, 2003

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 14, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       6

Form 13F Information Table Value Total:       52,086,000



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AIRBORNE INC                   CS               009269101    19871   950780 SH       SOLE                   950780
CLAYTON HOMES                  CS               184190106     1572   125220 SH       SOLE                   125220
CONCORD EFS                    CS               206197105    14671   996675 SH       SOLE                   996675
EXPEDIA                        CS               302125109     1925    25100 SH       SOLE                    25100
FIDELITY NATIONAL INFORMATION  CS               31620P109    11792   450600 SH       SOLE                   450600
GENESIS MICROCHIP              CS               37184C103     2255   166696 SH       SOLE                   166696
							    52,086